OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES
Schedule of other payables

	December 31,
	2019	2020
	RMB	RMB

Salaries and welfare payable	4,807	7,081
Interest payable	612	667
Payables for constructions	50,824	41,724
Other payables	25,618	58,908
Financial liabilities carried at amortized costs	81,861	108,380
Taxes other than income tax	66,257	70,257
	148,118	178,637